Average Annual Total Returns - DWS Global Small Cap Fund - Class R6	before tax Class Inception	before tax 1 Year	before tax 5 Years	before tax Since Inception	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P Developed SmallCap Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Aug. 25, 2014	17.02%	6.55%	4.46%	16.20%	11.69%	8.82%